UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place, 7th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2016–June 30, 2017

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

On February 28, 2017, Western Asset Ultra Short Obligations Fund was liquidated.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04254
Reporting Period: 07/01/2016 - 06/30/2017
Legg Mason Partners Income Trust

================== Western Asset Adjustable Rate Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset California Municipals Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Corporate Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Emerging Markets Debt Fund ===================

PACIFIC EXPLORATION & PRODUCTION CORP

Ticker:       PEGFF          Security ID:  69423W301
Meeting Date: MAY 31, 2017   Meeting Type: Annual
Record Date:  APR 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     TO SET THE NUMBER OF DIRECTORS AT 6.    For       For          Management
2.1   LUIS FERNANDO ALARCON                   For       For          Management
2.2   W. ELLIS ARMSTRONG                      For       For          Management
2.3   GABRIEL DE ALBA                         For       For          Management
2.4   RAYMOND BROMARK                         For       For          Management
2.5   RUSSELL FORD                            For       For          Management
2.6   CAMILO MARULANDA                        For       For          Management
3     APPOINTMENT OF ERNST & YOUNG LLP AS     For       For          Management
      AUDITORS OF THE CORPORATION FOR THE
      ENSUING YEAR AND AUTHORIZING THE
      DIRECTORS TO FIX THEIR REMUNERATION.

--------------------------------------------------------------------------------

PACIFIC EXPLORATION & PRODUCTION CORP

Ticker:       PEGFF          Security ID:  69423W889
Meeting Date: MAY 31, 2017   Meeting Type: Annual
Record Date:  APR 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     TO SET THE NUMBER OF DIRECTORS AT 6.    For       For          Management
2.1   LUIS FERNANDO ALARCON                   For       For          Management
2.2   W. ELLIS ARMSTRONG                      For       For          Management
2.3   GABRIEL DE ALBA                         For       For          Management
2.4   RAYMOND BROMARK                         For       For          Management
2.5   RUSSELL FORD                            For       For          Management
2.6   CAMILO MARULANDA                        For       For          Management
3     APPOINTMENT OF ERNST & YOUNG LLP AS     For       For          Management
      AUDITORS OF THE CORPORATION FOR THE
      ENSUING YEAR AND AUTHORIZING THE
      DIRECTORS TO FIX THEIR REMUNERATION.

================== Western Asset Global High Yield Bond Fund ===================

PACIFIC EXPLORATION & PRODUCTION CORP

Ticker:       PEGFF          Security ID:  69423W301
Meeting Date: MAY 31, 2017   Meeting Type: Annual
Record Date:  APR 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     TO SET THE NUMBER OF DIRECTORS AT 6.    For       For          Management
2.1   LUIS FERNANDO ALARCON                   For       For          Management
2.2   W. ELLIS ARMSTRONG                      For       For          Management
2.3   GABRIEL DE ALBA                         For       For          Management
2.4   RAYMOND BROMARK                         For       For          Management
2.5   RUSSELL FORD                            For       For          Management
2.6   CAMILO MARULANDA                        For       For          Management
3     APPOINTMENT OF ERNST & YOUNG LLP AS     For       For          Management
      AUDITORS OF THE CORPORATION FOR THE
      ENSUING YEAR AND AUTHORIZING THE
      DIRECTORS TO FIX THEIR REMUNERATION.

--------------------------------------------------------------------------------

PACIFIC EXPLORATION & PRODUCTION CORP

Ticker:       PEGFF          Security ID:  69423W889
Meeting Date: MAY 31, 2017   Meeting Type: Annual
Record Date:  APR 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     TO SET THE NUMBER OF DIRECTORS AT 6.    For       For          Management
2.1   LUIS FERNANDO ALARCON                   For       For          Management
2.2   W. ELLIS ARMSTRONG                      For       For          Management
2.3   GABRIEL DE ALBA                         For       For          Management
2.4   RAYMOND BROMARK                         For       For          Management
2.5   RUSSELL FORD                            For       For          Management
2.6   CAMILO MARULANDA                        For       For          Management
3     APPOINTMENT OF ERNST & YOUNG LLP AS     For       For          Management
      AUDITORS OF THE CORPORATION FOR THE
      ENSUING YEAR AND AUTHORIZING THE
      DIRECTORS TO FIX THEIR REMUNERATION.

================== Western Asset Global Strategic Income Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Western Asset Intermediate Maturity California Municipals  ==========
==========                            Fund                            ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========= Western Asset Intermediate Maturity New York Municipals Fund =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=============== Western Asset Intermediate-Term Municipals Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset Managed Municipals Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Massachusetts Municipals Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Mortgage Backed Securities Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Municipal High Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset New Jersey Municipals Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Western Asset New York Municipals Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Oregon Municipals Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Pennsylvania Municipals Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Short Duration High Income Fund =================

VERSO CORPORATION

Ticker:       VRS            Security ID:  92531L207
Meeting Date: MAY 12, 2017   Meeting Type: Annual
Record Date:  APR 06, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     DIRECTOR                                For       For          Management
1.1   ROBERT M. AMEN                          For       For          Management
1.2   ALAN J. CARR                            For       For          Management
1.3   EUGENE I. DAVIS                         For       For          Management
1.4   B. CHRISTOPHER DISANTIS                 For       For          Management
1.5   JEROME L. GOLDMAN                       For       For          Management
1.6   STEVEN D. SCHEIWE                       For       For          Management
1.7   JAY SHUSTER                             For       For          Management
2     TO APPROVE, ON AN ADVISORY BASIS, THE   For       For          Management
      FOLLOWING RESOLUTION: RESOLVED, THAT
      THE STOCKHOLDERS APPROVE, ON AN
      ADVISORY BASIS, THE COMPENSATION OF
      VERSO'S NAMED EXECUTIVE OFFICERS AS
      DISCLOSED IN THE PROXY STATEMENT,
      INCLUDING THE EXECUTIVE COMPENSATION
      TABLE
3     TO APPROVE, ON AN ADVISORY BASIS, THE   1 year    For          Management
      FREQUENCY WITH WHICH VERSO WILL
      CONDUCT AN ADVISORY STOCKHOLDER VOTE
      TO APPROVE THE COMPENSATION OF OUR
      NAMED EXECUTIVE OFFICERS.
4     TO RATIFY THE APPOINTMENT OF DELOITTE   For       For          Management
      & TOUCHE LLP TO SERVE AS VERSO'S
      INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR THE YEAR ENDING
      DECEMBER 31, 2017.

============== Western Asset Short Duration Municipal Income Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Short Term Yield Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Short-Term Bond Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== Western Asset Ultra Short Obligations Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:

/s/ Jane Trust

Jane Trust

President and Chief Executive Officer

Date: August 9, 2017